Employee benefit plans - Amounts in Accumulated Other Comprehensive Income, Pre-Tax, Expected to be Recognized as Components of Net Periodic Benefit Cost Over Next Fiscal Year (Detail) (JPY ¥)
In Millions, unless otherwise specified
12 Months Ended
Mar. 31, 2013
Pension plans, postretirement and other employee benefits [Line items]
Net actuarial loss	¥ 2,653
Net prior service cost	(1,165)
Total	¥ 1,488